Accounts Receivable, Net - Schedule of Movement of the Allowance for Expected Credit Loss (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Movement of the Allowance for Expected Credit Loss [Abstract]
Balance as of the beginning of the period	$ (7,489)	$ (10,265)
Expected credit loss provision		(10,359)
Exchange difference	48	1,711
Balance as of the end of the period	$ (7,441)	$ (18,913)